Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Financing Income Expenses Net [Abstract]
Financing Income (Expenses), Net

Note 13 - Financing Income (expenses), net

	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants	$46	$2,191	$-
Deposit interest	2	178	91
Exchange rates	-	21	-
	$48	$2,390	$91
Finance Expenses:
Issuance costs	(306)	(439)	-
Exchange rates	(45)	-	(22)
Bank fees	(5)	(9)	(7)
	$(356)	$(448)	$(29)

Total financing income (expanse), net	$(308)	$1,942	$62